Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial assets at fair value, class
Disclosure of fair value measurement of assets [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 199	€ 280
Level 3
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	11,742	11,005
Realised gain/loss recognised in the statement of profit or loss during the period	(199)	(278)
Revaluation recognised in other comprehensive income during the period	20	8
Purchase of assets	2,953	7,520
Sale of assets	(1,784)	(3,197)
Maturity/settlement	(335)	(1,057)
Reclassifications	(242)	28
Transfers into Level 3	107	1,139
Transfers out of Level 3	(1,418)	(3,372)
Exchange rate differences	7	(53)
Changes in the composition of the group and other changes	3	0
Closing balance	10,854	11,742
Level 3 | Financial assets mandatorily at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	7,625	5,721
Realised gain/loss recognised in the statement of profit or loss during the period	36	211
Purchase of assets	2,343	5,177
Sale of assets	(1,723)	(1,765)
Maturity/settlement	(53)	(166)
Reclassifications	(242)	18
Transfers into Level 3	89	824
Transfers out of Level 3	(1,011)	(2,389)
Exchange rate differences	2	(6)
Changes in the composition of the group and other changes	2	0
Closing balance	7,070	7,625
Level 3 | Financial assets designated at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	2,576	4,121
Realised gain/loss recognised in the statement of profit or loss during the period	(250)	(798)
Purchase of assets	565	1,208
Sale of assets	0	(1,160)
Maturity/settlement	(141)	(763)
Reclassifications	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(18)	0
Exchange rate differences	5	(33)
Changes in the composition of the group and other changes	1	0
Closing balance	2,738	2,576
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	307	270
Revaluation recognised in other comprehensive income during the period	20	8
Purchase of assets	12	182
Sale of assets	(1)	(163)
Maturity/settlement	0	0
Reclassifications	0	10
Transfers into Level 3	13	0
Transfers out of Level 3	0	0
Exchange rate differences	(1)	0
Changes in the composition of the group and other changes	0	0
Closing balance	350	307
Level 3 | Trading assets
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	1,114	824
Realised gain/loss recognised in the statement of profit or loss during the period	15	247
Purchase of assets	33	953
Sale of assets	(60)	(109)
Maturity/settlement	(142)	(128)
Reclassifications	120	0
Transfers into Level 3	4	316
Transfers out of Level 3	(389)	(974)
Exchange rate differences	0	(14)
Changes in the composition of the group and other changes	0	0
Closing balance	695	1,114
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	121	68
Realised gain/loss recognised in the statement of profit or loss during the period	(1)	63
Purchase of assets	0	0
Sale of assets	0	0
Maturity/settlement	0	0
Reclassifications	(120)	(1)
Transfers into Level 3	0	0
Transfers out of Level 3	0	(9)
Exchange rate differences	0	0
Changes in the composition of the group and other changes	0	0
Closing balance	€ 0	€ 121